Tortoise Sustainable and Social Impact Term Fund
Consolidated Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 52.0%	Shares	Value
Australia Other - 1.7%
Atlas Arteria Ltd.	992,726	$3,116,898

Canada Renewables - 1.6%
Innergex Renewable Energy, Inc. (a)	323,923	3,044,999

France Other - 1.4%
Vinci SA (a)	22,942	2,644,069

France Power - 0.7%
Engie SA (a)	70,301	1,257,263

France Water Infrastructure - 1.1%
Veolia Environnement SA	67,524	2,014,534

Germany Power - 3.0%
E.ON SE	226,946	2,896,888
RWE AG (a)	85,251	2,681,366
		5,578,254

Hong Kong Solar - 0.3%
Xinyi Energy Holdings Ltd.	4,755,664	489,200

Hong Kong Transportation/Storage - 0.9%
China Suntien Green Energy Corp. Ltd. - Class H	3,704,242	1,767,089

Italy Power - 6.8%
ENAV SpA (a)	862,491	3,011,592
Enel SpA	512,946	3,756,145
Iren SpA	1,215,003	2,656,901
Terna SpA	377,556	3,156,777
		12,581,415

Portugal Power - 1.6%
EDP - Energias de Portugal SA (a)	902,432	2,911,403

Spain Other - 2.2%
Ferrovial SE (a)	93,777	4,165,532

Spain Power - 1.6%
Iberdrola SA (a)	204,385	2,957,677

Switzerland Infrastructure, Utilities, and Renewables - 1.3%
BKW AG	13,987	2,456,767

United Kingdom Power - 4.5%
National Grid Plc (a)	300,253	3,682,441
SSE Plc (a)	245,414	4,717,006
		8,399,447

United Kingdom Renewable Infrastructure - 0.5%
Greencoat UK Wind Plc (a)	703,747	995,893

United States Natural Gas/Natural Gas Liquids Pipelines - 8.6%
Cheniere Energy, Inc. (a)	15,047	3,439,142
NextDecade Corp. (b)	75,000	616,500
Targa Resources Corp. (a)	29,709	5,992,900
The Williams Companies, Inc. (a)	85,577	4,978,870
Venture Global, Inc.	65,833	993,420
		16,020,832

United States Other - 1.4%
Waste Management, Inc.	10,852	2,526,129

United States Power - 7.1%
Ameren Corp. (a)	20,040	2,035,263
American Electric Power Co., Inc. (a)	34,023	3,608,139
Exelon Corp. (a)	56,926	2,516,129
Vistra Corp.	38,265	5,114,500
		13,274,031

United States Renewables - 4.5%
Clearway Energy, Inc.	38,484	1,078,322
Dominion Energy, Inc. (a)	48,463	2,743,975
NextEra Energy, Inc. (a)	43,338	3,041,027
Sempra Energy	20,036	1,433,977
		8,297,301

United States Utilities - 1.2%
Essential Utilities, Inc. (a)	58,349	2,216,095
TOTAL COMMON STOCKS (Cost $90,931,966)		96,714,828

MUNICIPAL BONDS - 28.8%	Par	Value
Arizona - 4.5%
Maricopa County Industrial Development Authority
11.00%, 07/01/2033	138,000	134,338
8.10%, 06/15/2034 (c)	8,200,000	7,898,810
12.00%, 06/15/2034 (c)	250,000	253,974
		8,287,122

Florida - 2.0%
Florida Development Finance Corp.
10.00%, 07/01/2025 (c)	445,000	422,750
11.00%, 08/01/2032 (c)	320,000	317,236
10.25%, 11/01/2057	3,110,000	3,038,210
		3,778,196

Ohio - 3.6%
Public Finance Authority
8.35%, 06/15/2034 (c)	5,355,000	5,219,976
12.00%, 06/15/2034 (c)	1,560,000	1,588,796
		6,808,772

Oregon - 2.2%
Oregon State Facilities Authority
8.00%, 12/15/2053 (d)	3,100,000	3,145,633
12.00%, 12/15/2053 (e)	950,000	967,568
		4,113,201

Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 14.00%, 12/01/2027 (c)	375,000	378,084

South Carolina - 4.7%
South Carolina Jobs-Economic Development Authority
7.50%, 03/15/2030 (c) (d)	3,850,000	3,790,040
11.00%, 03/15/2030 (c)(e)	575,000	583,423
7.60%, 03/15/2033 (c)	4,080,000	3,999,782
11.00%, 03/15/2033 (c)	375,000	368,251
		8,741,496

Wisconsin - 11.5%
Public Finance Authority
7.50%, 06/01/2029 (c)	8,925,000	8,734,052
10.00%, 09/01/2031	525,000	501,537
10.00%, 09/01/2031 (c)	145,000	138,415
11.00%, 01/15/2033 (c)(e)	405,000	413,351
11.00%, 02/01/2033	936,000	960,260
8.35%, 12/15/2033 (c)	2,355,000	2,311,540
12.00%, 12/15/2033 (c)	530,000	531,950
11.00%, 06/30/2034 (c)	330,000	331,160
8.10%, 07/01/2034 (c)	6,350,000	6,045,023
12.00%, 07/01/2034 (c)	660,000	655,743
9.75%, 04/01/2054 (d)	825,000	799,132
		21,422,163
TOTAL MUNICIPAL BONDS (Cost $52,969,262)		53,529,034

PRIVATE INVESTMENTS - 19.4%	Shares	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 0.0%(e)
Mexico Pacific Limited LLC (MLP) Series A (f)(g)	135,180	0

United States Power - 5.6%
One Power Company (f)(g)	21,957	10,473,928

United States Renewables - 13.8%
Renewable Holdco, LLC (f)(g)(h)	N/A	8,727,721
Renewable Holdco I, LLC (f)(g)(h)	N/A	10,050,509
Renewable Holdco II, LLC (f)(g)(h)	N/A	6,924,887
		27,703,117
TOTAL PRIVATE INVESTMENTS (Cost $53,635,221)		36,177,045

MASTER LIMITED PARTNERSHIPS - 8.5%	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 4.4%
Energy Transfer LP (a)	296,445	5,718,424
Enterprise Products Partners LP (a)	76,409	2,552,825
		8,271,249

United States Power - 0.7%
Brookfield Renewable Partners LP	57,699	1,298,804

United States Refined Product Pipelines - 3.4%
MPLX LP (a)	116,925	6,303,427
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,013,102)		15,873,480

CORPORATE BONDS - 5.7%	Par	Value
United States Healthcare - 2.0%
315/333 West Dawson Associates SUB 144A NT, 11.00%, 01/31/2026 (c)(g)	3,770,000	3,719,322

United States Senior Living - 3.7%
Ativo Albuquerque LLC, 12.00%, 01/01/2028	2,032,000	2,164,371
Dove Mountain Residences LLC
11.00%, 02/01/2026 (c)(f)(g)(i)	1,050,000	306,257
16.00%, 02/01/2026 (c)(f)(g)(i)	1,116,447	325,638
JW Living Smithville Urban Ren Sub Global 144A 27, 11.75%, 06/01/2027 (c)(g)	3,890,000	4,025,311
		6,821,577
TOTAL CORPORATE BONDS (Cost $11,815,994)		10,540,899

PRIVATE NOTES - 1.4%	Par	Value
Bermuda Renewables - 1.4%
Saturn Solar Bermuda 1 Ltd., 10.00%, 12/31/2025 (f)(g)	2,500,000	2,687,500
TOTAL PRIVATE NOTES (Cost $2,679,321)		2,687,500

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.29% (j)	1,289,216	1,289,216
TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,216)		1,289,216

TOTAL INVESTMENTS - 116.5% (Cost $220,334,082)		216,812,002
Other Assets in Excess of Liabilities – 1.1% Credit Facility Borrowings – (17.5)%		2,029,925 (32,800,000)
TOTAL NET ASSETS - 100.0%		$186,041,927

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $54,523,255 or 29.3% of the Fund’s net assets.

(d) (e)
Step coupon bond. The rate disclosed is as of February 28, 2025.
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $39,496,440 or 21.2% of net assets as of February 28, 2025.

(g) (h) (i) (j)
Restricted Securities have a fair value of $49,405,444 which represents 26.6% of net assets as of February 28,2025.
Deemed to be an affiliate of the fund.
Issuer is currently in default.
The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise Sustainable and Social Impact Term Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$96,714,828	$–	$–	$96,714,828
Municipal Bonds	–	53,529,034	–	53,529,034
Private Investments	–	–	36,177,045	36,177,045
Master Limited Partnerships	15,873,480	–	–	15,873,480
Corporate Bonds	–	9,909,004	631,895	10,540,899
Private Notes	–	–	2,687,500	2,687,500
Money Market Funds	1,289,216	–	–	1,289,216
Total Investments	$113,877,524	$63,438,038	$39,496,440	$216,812,002

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.